Corporate information	6 Months Ended
Jun. 30, 2023
Nature Of Operations [Abstract]
Corporate information	Corporate information
Company overview

Li-Cycle Holdings Corp. (together with its subsidiaries, "Li-Cycle" or the "Company") is a leading global lithium-ion battery resource recovery company and North America’s largest pure-play lithium-ion battery recycler, with a growing presence in Europe. The Company leverages its innovative, sustainable and patented Spoke & Hub Technologies™ to provide a safe, scalable, customer-centric solution to recycle all different types of lithium-ion batteries. With major customers and partners around the world, Li-Cycle is on a mission to recover critical battery-grade materials to create a domestic closed-loop battery supply chain for a clean energy future. The Company is governed by the Business Corporations Act (Ontario) and its registered address is 207 Queens Quay West, Suite 590, Toronto, Ontario.

Li-Cycle started its business as Li-Cycle Corp., which was incorporated under the Business Corporations Act (Ontario) on November 18, 2016.

On March 28, 2019, Li-Cycle Corp. incorporated a wholly-owned subsidiary, Li-Cycle Inc., under the General Corporation Law of the State of Delaware. This subsidiary operates the Company’s U.S. Spoke facilities.

On September 2, 2020, Li-Cycle Corp. incorporated a wholly-owned subsidiary, Li-Cycle North America Hub, Inc., under the General Corporation Law of the State of Delaware. This subsidiary is developing the Company’s first commercial Hub, in Rochester, New York.

On August 10, 2021, in accordance with the plan of arrangement to reorganize Li-Cycle Corp., the Company finalized a business combination (the "Business Combination") with Peridot Acquisition Corp. On closing of the Business Combination, the common shares of Li-Cycle Holdings Corp. were listed on the New York Stock Exchange and commenced trading under the symbol “NYSE:LICY”.